Common Shares and Treasury Stock	12 Months Ended
May 31, 2021
Class of Stock Disclosures [Abstract]
Common Shares and Treasury Stock
16.	COMMON SHARES AND TREASURY STOCK
On March 8, 2021, the Board of Directors adopted an ordinary res
o
lution effective as of March 10, 2021 whereas each common share (whether issued or unissued) of par value of US$0.001 each in the share capital of the Company was divided into ten common shares. The Company has retroactively restated all shares and per share data for all the periods presented pursuant to ASC 260, Earnings per Share.
As of May 31, 2020 and 2021, the Company had 3,000,000,000 common shares authorized with par value of US$0.001.
The movement of the outstanding common shares and treasury stock is listed as follows, taking into the consideration of 1 to 10
stock split on March 10, 2021.

	Number of common shares	Number of treasury stock
Shares outstanding as of June 1, 2019 (restated)	1,578,497,140	9,520,000
Reissuance of treasury stock for NES	6,903,660	(6,903,660)

Shares outstanding as of May 31, 2020 (restated)	1,585,400,800	2,616,340

Issuance of common share for NES	6,816,350	(2,616,340)
Dual listing common shares issued	97,865,000	—

Shares outstanding as of May 31, 2021	1,690,082,150	—